Loss Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	5,136,726	3,533,542	5,163,035	3,626,729
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	5,625,370	5,935,000	5,625,370	5,935,000